U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Centennial New York Tax Exempt Trust
          6803 South Tucson Way
          Englewood, Colorado 80112

2.   Name of each series or class of funds for which this notice is filed:

          Class A

3.   Investment Company Act File Number: 811-5584

          Securities Act File Number: 33-23494

4.   Last day of fiscal year for which this notice is filed: 6/30/97

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
     declaration:                                                            / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of
     the fiscal year:          -0-

8.   Number and amount of  securities  registered  during the fiscal  year other
     than pursuant to rule 24f-2:           -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          144,009,060                   $144,009,060

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          144,009,060                   $144,009,060

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

          1,193,252                     $1,193,252

12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2
           (from Item 10):                                          $144,009,060
                                                                 ---------------
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                                     +$1,193,252
                                                                 ---------------
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                   -$136,113,405
                                                                ----------------
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                         + -0-
                                                               -----------------
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line
           (iii), plus line (iv)) (if applicable):
                                                                      $9,088,907
                                                               -----------------
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                       x 1/3300
                                                               -----------------
     (vii) Fee due (line (i) or line (v) multiplied by
           line (vi)):                                                   $2,754
                                                               -----------------

Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instructions C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other
     Procedures (17 CFR 202.3a).                                             /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                    August 26, 1997,          Fed Wire # 2695


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        Centennial New York Tax Exempt Trust


                               By:  /s/ Robert J. Bishop
                                        -------------------------------------
                                        Robert J. Bishop, Assistant Treasurer

Date: 8/27/97


cc: Allan Adams, Esq.
    Katherine Feld
    Gloria LaFond

                        MYER, SWANSON, ADAMS & WOLF, P.C.
                                ATTORNEYS AT LAW
                        THE COLORADO STATE BANK BUILDING
RENDLE MYER                1600 BROADWAY - SUITE 1480              OF COUNSEL
ALLAN B. ADAMS            DENVER, COLORADO 80202-4915            ROBERT SWANSON
ROBERT K. SWANSON           TELEPHONE (303) 866-9800                 ------
THOMAS J. WOLF*             FACSIMILE (303) 866-9818              FRED E. NEEF
                                                                  (1910-1986)
*BOARD CERTIFIED CIVIL TRIAL ADVOCATE
 BY THE NATIONAL BOARD OF TRIAL ADVOCACY
       -----
PHILIP T. MASTERSON



                                 August 22, 1997




Centennial New York Tax-Exempt Trust
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

In connection with the public offering of the no par value shares of beneficial interest of Centennial New York Tax-Exempt Trust, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), as counsel for the Trust, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purposes of this opinion.

We are advised that during the fiscal year ended June 30, 1997, 144,009,060 shares of beneficial interest in the Trust were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940.

It is our opinion that the said shares of beneficial interest sold by the Trust in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Trust.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.


                                         Sincerely,


                                     /s/ Allan B. Adams
                                         ----------------------
                                         Allan B. Adams
                                         of MYER, SWANSON, ADAMS & WOLF, P.C.




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